Net loss per share:	12 Months Ended
Dec. 31, 2021
Net loss per share:
Net loss per share:
25.	Net loss per share:

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended December 31,
	2021	2020	2019
Net loss attributable to common stockholders or parent	$59,320	$25,234	$24,634
Weighted-average number of shares outstanding Basic and diluted	61,502,094	59,909,344	59,909,344
Basic and diluted net loss per share	$0.96	$0.42	$0.41

For purposes of this calculation, convertible debt, and options to purchase common stock are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.